Leases - Summary of Supplemental Information Related to the Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right-of-use assets	$ 446	$ 1,143	$ 0
Liabilities
Lease liabilities (short-term)	317	903	0
Lease liabilities (long-term)	$ 135	246	$ 0
Total operating lease liabilities		$ 1,149